DERIVATIVE LIABILITIES (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Derivative Liability	$ 696,648	$ 496,827
Gain on Derivative Liability	671,464	(151,533)
Settlement to APIC from Conversion	160,703	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	660,796	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	118,886	204,114
Derivative Liability	$ 644,163	$ 696,648